LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
Long-term Investments
Long term Investments

9.    LONG-TERM INVESTMENTS

The Group’s long-term investments primarily consist of equity method investments and equity investments without readily determinable fair values.

	As of December 31,
	2020	2021

	(HK$ in thousands)

Equity method investments (1)	—	7,798
Equity investments without readily determinable fair values (2)	—	15,596
Total	—	23,394
(1)	Equity method investments

As of December 31, 2020 and 2021, the Group’s investments accounted for under the equity method totaled nil and HK$7,798 thousand, respectively. The Group applies the equity method of accounting to account for its equity method investments over which it has significant influence but does not own a majority equity interest or otherwise control.

In January 2019, the Group invested in a private company by acquiring 20% ordinary equity interest with a total consideration of HK$6,709 thousand. Based on the Group’s assessment on the recoverable amounts of the equity method investment, as of December 31, 2020 and 2021, the impairment provision on the equity method investment was HK$5,888 thousand.

In December 2021, the Group invested in a private equity fund by acquiring approximately 10% ordinary equity interest with a total consideration of HK$7,798 thousand. Based on the Group’s assessment on the recoverable amounts of this equity method investment, as of December 31, 2021, no impairment provision on the equity method investment was recognized.

(2)	Equity investments without readily determinable fair values

As of December 31, 2020 and 2021, the Group’s equity investments without readily determinable fair values totaled nil and HK$15,596 thousand, respectively. In December 2021, the Group invested in a private equity fund by acquiring 2.75% ordinary equity interest with a total consideration of HK$15,596 thousand. Equity securities without determinable fair values of the Group represent investments in privately held companies with no readily determinable fair value. The Group elected measurement alternative and recorded these investments at cost, less impairment, adjusted for subsequent observable price changes. No impairment provision of the equity investments without readily determinable fair values were recognized as of December 31, 2021.